Supplementary Financial Statement Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Supplementary Financial Statement Information [Abstract]
Revenue	$ 38	$ 168	$ 306